CVC - INTANGIBLE ASSETS - Goodwill (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Jun. 20, 2016
Goodwill [Roll Forward]
Goodwill, ending balance	$ 2,040,402,000
Cablevision Systems Corporation And Subsidiaries
Goodwill [Roll Forward]
Accumulated impairment losses		$ (334,058,000)
Goodwill, ending balance	262,345,000
Goodwill impairments	0
Predecessor | Cablevision Systems Corporation And Subsidiaries
Goodwill [Roll Forward]
Goodwill, ending balance	$ 596,403,000